Actual Income Tax Expense (Benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Additional deduction of R&D expense, percentage	50.00%	50.00%	50.00%